REVENUE RECOGNITION (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Amounts included in the beginning of year contract liability balance					$ 3,576	$ 2,407
Airspan [Member]
Amounts included in the beginning of year contract liability balance	$ 877,000	$ 422,000	$ 4,427,000	$ 1,814,000